BUSINESS COMBINATION - Reverse Merger Narrative (Q2) (Details)		1 Months Ended	6 Months Ended
	Jun. 14, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Apr. 29, 2022 USD ($) $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, outstanding (in shares) | shares	25,290,270		25,290,270	17,767,555		17,862,108	13,200,875
Payment to redeeming stockholders	$ 191,437,817
Net proceeds from reverse recapitalization transaction	18,789,000
Gross proceeds available at closing	25,135,000
Amount available after paying TCAC redeeming stockholders	8,771,000
Proceeds from PIPE Financing	$ 6,100,000
Proceeds from convertible notes			$ 7,000,000	$ 0
Recapitalization exchange ratio	0.59289
Stock Election Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, outstanding (in shares) | shares	19,123,806
Stock redeemed during period, price per share (in dollars per share) | $ / shares	$ 10.01
TCAC non-redeeming shareholders
Schedule Of Reverse Recapitalization [Line Items]
Additional shares issued (in shares) | shares	876,194
Issue of common stock (in shares) | shares	1,752,388
CF Principal Investments LLC
Schedule Of Reverse Recapitalization [Line Items]
Stock sale program, authorized amount					$ 50,000,000.0
Sale of stock, price per share (dollars per share) | $ / shares					$ 0.0001
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares) | shares	1,341,356
Convertible Notes Payable
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from convertible notes	$ 10,000,000
Accrued interest payable, current		$ 305,000
15.00% Convertible Notes | Convertible Notes Payable
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares) | shares		730,493
Aggregate principal amount		$ 7,000,000.0
Interest rate		15.00%
Repayments of debt		$ 7,000,000.0